Fair Value Measurements (Details 1) - EPB 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 740,865,520	$ 719,345,268
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	312,472,250	336,003,580
Total | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	18,723,310	17,638,673
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	168,026,126	171,321,148
Total | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	37,342,657	44,652,844
Total | Annuity
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	56,003	82,055
Total | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	88,324,154	102,308,860
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	275,073,590	291,268,681
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	18,723,310	17,638,673
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	168,026,126	171,321,148
Level 1 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 1 | Annuity
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 1 | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	88,324,154	102,308,860
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Annuity
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	37,398,660	44,734,899	$ 58,804,641
Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	37,342,657	44,652,844	58,725,459
Level 3 | Annuity
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	56,003	82,055	$ 79,182
Level 3 | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Investments measured at Net Asset Value: | Common/Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 428,393,270	$ 383,341,688